Organization and Principal Activities - Financial statement balances and amounts of the Company's VIEs included in the consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 193,787		¥ 1,410,747		¥ 1,386,412
Short-term investments	63,518		815,854		454,426
Prepayments and other current assets	80,900		252,964		578,787
Total current assets	338,205		2,479,565		2,419,625
Non-current assets:
Property and equipment, net	79,391		449,990		567,987
Intangible assets, net	23,569		112,119		168,622
Long-term investments	207,936		484,103		1,487,638
Goodwill	113,925		372,077	¥ 58,676	815,052
Deferred tax assets	11,616		37,455		83,104
Amounts due from related parties	2,621		16,500		18,750
Other non-current assets	71,383		251,118		510,697
Total non-current assets	510,441		1,723,362		3,651,850
Total assets	848,646		4,202,927		6,071,475
Current liabilities:
Contract liabilities	303,428		1,991,647		2,170,815
Accrued expenses and other current liabilities	114,111		579,533		816,392
Income taxes payable	11,378		45,291		81,397
Long-term bank loan, current portion	10,039		45,000		71,820
Short-term loans	34,927				249,876
Total current liabilities	473,883		2,661,471		3,390,300
Non-current liabilities:
Long-term loans	188,104		405,000		1,345,754
Deferred tax liabilities	7,976		23,528		57,066
Other non-current liabilities	12,781				91,440
Unrecognized tax benefit	4,115		17,685		29,442
Total non-current liabilities	212,976		446,213		1,523,702
Total liabilities	686,859		3,107,684		4,914,002
Income statement
Net revenues	558,248	¥ 3,993,873	2,862,692	2,057,557
Net income	34,296	245,368	245,936	258,827
Statement of cash flows
Net cash provided by operating activities	48,273	345,374	867,370	773,281
Net cash (used in)/provided by investing activities	(194,613)	(1,392,335)	(1,169,244)	(80,961)
Net cash provided by/(used in) financing activities	138,148	988,358	652,605	23,214
Net increase/(decrease) in cash and cash equivalents	(3,402)	(24,335)	428,975	715,534
VIEs' assets pledged or collateralized and can only be used to settle the VIEs' obligations					0
VIEs
Current assets:
Cash and cash equivalents	103,686		507,513		741,803
Short-term investments	47,488		480,953		339,742
Prepayments and other current assets	75,718		221,445		541,708
Total current assets	226,892		1,209,911		1,623,253
Non-current assets:
Property and equipment, net	75,406		449,022		539,480
Intangible assets, net	23,569		112,119		168,622
Long-term investments	174,862		378,942		1,251,016
Goodwill	113,925		372,077		815,052
Deferred tax assets	11,408		36,981		81,618
Amounts due from related parties	2,621		16,500		18,750
Other non-current assets	71,383		215,182		510,697
Total non-current assets	473,174		1,580,823		3,385,235
Total assets	700,066		2,790,734		5,008,488
Current liabilities:
Contract liabilities	303,421		1,991,647		2,170,766
Accrued expenses and other current liabilities	104,855		548,408		750,164
Income taxes payable	9,267		33,809		66,300
Long-term bank loan, current portion	10,039		45,000		71,820
Short-term loans	34,927				249,876
Total current liabilities	462,509		2,618,864		3,308,926
Non-current liabilities:
Long-term loans	52,609		405,000		376,380
Deferred tax liabilities	7,788		23,528		55,719
Other non-current liabilities	6,072				43,440
Unrecognized tax benefit	3,584		17,345		25,640
Total non-current liabilities	70,053		445,873		501,179
Total liabilities	532,562		3,064,737		¥ 3,810,105
Income statement
Net revenues	554,187	3,964,820	2,862,692	2,057,557
Net income	21,568	154,305	190,315	243,305
Statement of cash flows
Net cash provided by operating activities	47,267	338,161	534,374	773,920
Net cash (used in)/provided by investing activities	(50,309)	(359,923)	839,810	(80,962)
Net cash provided by/(used in) financing activities	35,790	256,052	(1,832,368)	22,213
Net increase/(decrease) in cash and cash equivalents	$ 32,748	¥ 234,290	¥ (458,184)	¥ 715,171
VIEs | Consolidated revenues
Organization and Principal Activities
Percentage of consolidated revenue/ total liabilities/ total assets	99.00%	99.00%	100.00%	100.00%
VIEs | Total assets
Organization and Principal Activities
Percentage of consolidated revenue/ total liabilities/ total assets	83.00%	83.00%	66.00%
VIEs | Total liabilities
Organization and Principal Activities
Percentage of consolidated revenue/ total liabilities/ total assets	78.00%	78.00%	99.00%